AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks
Aerospace & Defense — 3.0%
Boeing Co. (The)	473,346	$78,225,160
Air Freight & Logistics — 2.5%
Expeditors International of Washington, Inc.	712,234	64,471,422
Beverages — 3.5%
Monster Beverage Corp.*	1,158,199	92,887,560
Biotechnology — 3.2%
Regeneron Pharmaceuticals, Inc.*	150,155	84,053,766
Capital Markets — 3.0%
FactSet Research Systems, Inc.(a)	126,025	42,203,252
SEI Investments Co.	738,695	37,466,610
		79,669,862
Communications Equipment — 1.6%
Cisco Systems, Inc.	1,096,415	43,187,787
Energy Equipment & Services — 0.6%
Schlumberger NV	1,026,708	15,975,576
Entertainment — 2.0%
Walt Disney Co. (The)	420,295	52,150,204
Health Care Equipment & Supplies — 2.2%
Intuitive Surgical, Inc.*	52,267	37,085,527
Varian Medical Systems, Inc.*	113,877	19,586,844
		56,672,371
Health Care Technology — 1.7%
Cerner Corp.(a)	606,095	43,814,607
Hotels, Restaurants & Leisure — 3.7%
Starbucks Corp.	531,849	45,696,466
Yum China Holdings, Inc. (China)	398,090	21,078,866
Yum! Brands, Inc.	347,347	31,712,781
		98,488,113
Household Products — 1.5%
Colgate-Palmolive Co.	517,045	39,890,022
Interactive Media & Services — 11.5%
Alphabet, Inc. (Class A Stock)*	47,345	69,388,832
Alphabet, Inc. (Class C Stock)*	47,469	69,760,442
Facebook, Inc. (Class A Stock)*	627,062	164,227,538
		303,376,812
Internet & Direct Marketing Retail — 14.3%
Alibaba Group Holding Ltd. (China), ADR*	609,086	179,059,101
Amazon.com, Inc.*	62,757	197,604,849
		376,663,950
IT Services — 6.6%
Automatic Data Processing, Inc.	118,558	16,537,655
Visa, Inc. (Class A Stock)(a)	792,637	158,503,621
		175,041,276
Life Sciences Tools & Services — 2.2%
Illumina, Inc.*	189,507	58,572,824
	Shares	Value
Common Stocks (continued)
Machinery — 3.7%
Deere & Co.	444,660	$98,549,996
Pharmaceuticals — 5.7%
Novartis AG (Switzerland), ADR	547,703	47,628,253
Novo Nordisk A/S (Denmark), ADR(a)	317,144	22,019,308
Roche Holding AG (Switzerland), ADR	1,854,163	79,376,718
		149,024,279
Semiconductors & Semiconductor Equipment — 7.9%
NVIDIA Corp.	271,603	146,996,976
QUALCOMM, Inc.	517,633	60,915,051
		207,912,027
Software — 19.4%
Autodesk, Inc.*	519,823	120,084,311
Microsoft Corp.	542,075	114,014,635
Oracle Corp.	1,714,531	102,357,501
salesforce.com, Inc.*	528,938	132,932,698
Workday, Inc. (Class A Stock)*	196,496	42,272,184
		511,661,329

Total Long-Term Investments (cost $1,506,863,148)		2,630,288,943
Short-Term Investments — 5.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,208,791	6,208,791
PGIM Institutional Money Market Fund (cost $130,402,535; includes $130,364,287 of cash collateral for securities on loan)(b)(w)	130,417,840	130,391,757

Total Short-Term Investments (cost $136,611,326)		136,600,548

TOTAL INVESTMENTS—105.0% (cost $1,643,474,474)		2,766,889,491

Liabilities in excess of other assets — (5.0)%		(130,764,163)

Net Assets — 100.0%		$2,636,125,328

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,865,597; cash collateral of $130,364,287 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
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AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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